Goodwill (Details) - Schedule of components of acquired goodwill balances	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	¥ 278,750,074	$ 41,533,819	¥ 276,978,601
Goodwill from Shenzhen Yidian acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	137,060,339	20,422,019	137,060,340
Goodwill from Shenzhen Yitian acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	92,990,256	13,855,568	92,990,256
Goodwill from Fe-da Electronics acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	35,415,729	5,276,951	33,644,255
Goodwill from Guoyu acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	¥ 13,283,750	$ 1,979,282	¥ 13,283,750